Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 1,517	€ 1,477
Additions	303	282
Disposals	(6)	(4)
Depreciation expense	(184)	(159)
Transfer during the year	3	8
Effects of changes in foreign exchange rates	33	(87)
Net balance, ending	1,666	1,517
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	2,291
Net balance, ending	2,617	2,291
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(774)
Net balance, ending	(951)	(774)
Land and property rights.[member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	14	19
Additions	1	1
Depreciation expense	(4)	(4)
Transfer during the year	6
Effects of changes in foreign exchange rates	1	(2)
Net balance, ending	18	14
Land and property rights.[member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	25
Net balance, ending	33	25
Land and property rights.[member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(11)
Net balance, ending	(15)	(11)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	206	209
Additions	5	2
Disposals		(1)
Depreciation expense	(13)	(13)
Transfer during the year	16	18
Effects of changes in foreign exchange rates	3	(9)
Net balance, ending	217	206
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	321
Net balance, ending	349	321
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(115)
Net balance, ending	(132)	(115)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,089	1,020
Additions	98	50
Disposals	(6)	(3)
Depreciation expense	(161)	(135)
Transfer during the year	181	223
Effects of changes in foreign exchange rates	26	(66)
Net balance, ending	1,227	1,089
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,712
Net balance, ending	2,000	1,712
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(623)
Net balance, ending	(773)	(623)
Construction Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	198	221
Additions	195	224
Transfer during the year	(202)	(237)
Effects of changes in foreign exchange rates	3	(10)
Net balance, ending	194	198
Construction Work in Progress [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	204
Net balance, ending	200	204
Construction Work in Progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(6)
Net balance, ending	(6)	(6)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	10	8
Additions	4	5
Depreciation expense	(6)	(7)
Transfer during the year	2	4
Net balance, ending	10	10
Other [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	29
Net balance, ending	35	29
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(19)
Net balance, ending	€ (25)	€ (19)